Disclosure of operating segment information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Revenue	$ 1,508	$ 1,073	$ 1,340
Intersegment revenue
Cost of sales	(955)	(663)	(811)
Gross profit	553	410	529
Selling expenses	(33)	(26)	(28)
Administrative expenses	(99)	(93)	(105)
Exploration expenses			(9)
Other operating income	105	51	77
Other operating expenses	(58)	(36)	(43)
Impairment of intangible assets and inventories	(4)
Impairment of financial assets	(2)	(9)	2
Share of profit from associates and joint ventures	117	85	101
Operating income	579	243	462
Finance income	10	9	23
Finance costs	(185)	(177)	(187)
Other financial results	(14)	84	175
Financial results, net	(189)	(84)	11
Profit before income tax	390	159	473
Income tax	(77)	(35)	130
Profit for the year from continuing operations	313	124	603
Profit for the year from discontinued operations	(75)	(592)	197
Profit for the year	238	(468)	800
Depreciation and amortization	205	286	263
Total profit attributable to:
Owners of the company	273	(367)	692
Non - controlling interest	(35)	(101)	108
Assets	3,861	4,890	5,684
Liabilities	2,070	3,121	3,275
Net book values of property, plant and equipment	1,659	1,610	3,507
Increases in property, plant and equipment, intangible assets and right-of-use assets	264	242	611
Impairment of property, plant and equipment, intangible assets and inventories		(139)
Impairment of property, plant and equipment			(62)
Generation [Member]
IfrsStatementLineItems [Line Items]
Revenue	656	559	819
Intersegment revenue
Cost of sales	(355)	(254)	(470)
Gross profit	301	305	349
Selling expenses	(2)	(2)	(3)
Administrative expenses	(31)	(30)	(32)
Exploration expenses
Other operating income	42	35	58
Other operating expenses	(5)	(6)	(11)
Impairment of intangible assets and inventories	(2)
Impairment of financial assets
Share of profit from associates and joint ventures	47	67	13
Operating income	350	241	322
Finance income	4	3	2
Finance costs	(46)	(73)	(82)
Other financial results	(14)	1	86
Financial results, net	(56)	(69)	6
Profit before income tax	294	172	328
Income tax	(75)	(33)	(80)
Profit for the year from continuing operations	219	139	248
Profit for the year from discontinued operations
Profit for the year	219	139	248
Depreciation and amortization	88	95	71
Total profit attributable to:
Owners of the company	218	147	239
Non - controlling interest	1	(8)	9
Assets	1,670	1,595	1,472
Liabilities	525	707	1,226
Net book values of property, plant and equipment	969	1,015	1,152
Increases in property, plant and equipment, intangible assets and right-of-use assets	39	61	240
Impairment of property, plant and equipment, intangible assets and inventories		(128)
Impairment of property, plant and equipment			(52)
Distribution Of Energy [Member]
IfrsStatementLineItems [Line Items]
Revenue
Intersegment revenue
Cost of sales
Gross profit
Selling expenses
Administrative expenses
Exploration expenses
Other operating income
Other operating expenses
Impairment of intangible assets and inventories
Impairment of financial assets
Share of profit from associates and joint ventures
Operating income
Finance income
Finance costs
Other financial results
Financial results, net
Profit before income tax
Income tax
Profit for the year from continuing operations
Profit for the year from discontinued operations	(75)	(592)	197
Profit for the year	(75)	(592)	197
Depreciation and amortization		81	79
Total profit attributable to:
Owners of the company	(39)	(499)	98
Non - controlling interest	(36)	(93)	99
Assets		1,356	1,480
Liabilities		1,021	1,792
Net book values of property, plant and equipment			1,691
Increases in property, plant and equipment, intangible assets and right-of-use assets		135	173
Impairment of property, plant and equipment, intangible assets and inventories
Impairment of property, plant and equipment
Oil And Gas Segment [Member]
IfrsStatementLineItems [Line Items]
Revenue	340	227	178
Intersegment revenue	113	67	270
Cost of sales	(289)	(243)	(313)
Gross profit	164	51	135
Selling expenses	(18)	(15)	(14)
Administrative expenses	(46)	(42)	(47)
Exploration expenses			(9)
Other operating income	58	9	4
Other operating expenses	(28)	(17)	(11)
Impairment of intangible assets and inventories
Impairment of financial assets		(13)	3
Share of profit from associates and joint ventures			21
Operating income	130	(27)	72
Finance income	3	7	17
Finance costs	(103)	(100)	(94)
Other financial results	(16)	44	89
Financial results, net	(116)	(49)	12
Profit before income tax	14	(76)	84
Income tax	8	23	(16)
Profit for the year from continuing operations	22	(53)	68
Profit for the year from discontinued operations
Profit for the year	22	(53)	68
Depreciation and amortization	114	108	112
Total profit attributable to:
Owners of the company	22	(53)	68
Non - controlling interest
Assets	1,157	1,085	1,261
Liabilities	1,324	1,174	465
Net book values of property, plant and equipment	636	543	612
Increases in property, plant and equipment, intangible assets and right-of-use assets	213	41	191
Impairment of property, plant and equipment, intangible assets and inventories
Impairment of property, plant and equipment			(10)
Petrochemicals [Member]
IfrsStatementLineItems [Line Items]
Revenue	490	267	323
Intersegment revenue
Cost of sales	(424)	(233)	(298)
Gross profit	66	34	25
Selling expenses	(13)	(9)	(9)
Administrative expenses	(4)	(3)	(4)
Exploration expenses
Other operating income	1		3
Other operating expenses	(3)	(6)	(9)
Impairment of intangible assets and inventories	(2)
Impairment of financial assets		1
Share of profit from associates and joint ventures
Operating income	45	6	6
Finance income
Finance costs	(3)	(3)	(8)
Other financial results	(2)	5	18
Financial results, net	(5)	2	10
Profit before income tax	40	8	16
Income tax	(12)	(2)	(5)
Profit for the year from continuing operations	28	6	11
Profit for the year from discontinued operations
Profit for the year	28	6	11
Depreciation and amortization	3	2	1
Total profit attributable to:
Owners of the company	28	6	11
Non - controlling interest
Assets	176	107	136
Liabilities	166	126	122
Net book values of property, plant and equipment	22	19	18
Increases in property, plant and equipment, intangible assets and right-of-use assets	6	3	4
Impairment of property, plant and equipment, intangible assets and inventories		(11)
Impairment of property, plant and equipment
Holding And Others [Member]
IfrsStatementLineItems [Line Items]
Revenue	22	20	20
Intersegment revenue
Cost of sales
Gross profit	22	20	20
Selling expenses			(2)
Administrative expenses	(18)	(18)	(22)
Exploration expenses
Other operating income	4	7	12
Other operating expenses	(22)	(7)	(12)
Impairment of intangible assets and inventories
Impairment of financial assets	(2)	3	(1)
Share of profit from associates and joint ventures	70	18	67
Operating income	54	23	62
Finance income	4	1	5
Finance costs	(34)	(3)	(4)
Other financial results	18	34	(18)
Financial results, net	(12)	32	(17)
Profit before income tax	42	55	45
Income tax	2	(23)	231
Profit for the year from continuing operations	44	32	276
Profit for the year from discontinued operations
Profit for the year	44	32	276
Depreciation and amortization
Total profit attributable to:
Owners of the company	44	32	276
Non - controlling interest
Assets	1,067	832	1,527
Liabilities	264	178	(160)
Net book values of property, plant and equipment	32	33	34
Increases in property, plant and equipment, intangible assets and right-of-use assets	6	2	3
Impairment of property, plant and equipment, intangible assets and inventories
Impairment of property, plant and equipment
Eliminations [Member]
IfrsStatementLineItems [Line Items]
Revenue
Intersegment revenue	(113)	(67)	(270)
Cost of sales	113	67	270
Gross profit
Selling expenses
Administrative expenses
Exploration expenses
Other operating income
Other operating expenses
Impairment of intangible assets and inventories
Impairment of financial assets
Share of profit from associates and joint ventures
Operating income
Finance income	(1)	(2)	(1)
Finance costs	1	2	1
Other financial results
Financial results, net
Profit before income tax
Income tax
Profit for the year from continuing operations
Profit for the year from discontinued operations
Profit for the year
Depreciation and amortization
Total profit attributable to:
Owners of the company
Non - controlling interest
Assets	(209)	(85)	(192)
Liabilities	(209)	(85)	(170)
Net book values of property, plant and equipment
Increases in property, plant and equipment, intangible assets and right-of-use assets
Impairment of property, plant and equipment, intangible assets and inventories
Impairment of property, plant and equipment